Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Line Items]
Installation contract work	$ 25,000	$ 40,000	$ 68,000
Commitments to extend credit to related party	$ 10,600,000	$ 9,200,000